Other Balance Sheet Components	12 Months Ended
Dec. 31, 2014
Other Balance Sheet Components
Other Balance Sheet Components

7. Other Balance Sheet Components

	As of December 31,
	2012	2013	2014
		(In thousands)
Accounts receivable, net:
Due from third parties		$27,189	$39,277
Due from SINA and other related parties		2,058	18,648
Due from related party Alibaba		21,299	64,725

Total gross amount		$50,546	$122,650
Allowance for doubtful accounts:
Balance at the beginning of the year	—	(897)	(3,242)
Additional provision charged to expenses	(897)	(2,345)	(2,138)
Write-off	—	—	2,940

Balance at the end of the year	(897)	(3,242)	(2,440)

		$47,304	$120,210

Prepaid expenses and other current assets:
Rental and other deposits		$3,244	$3,319
Current deferred tax assets		744	18
Input VAT		—	1,526
Prepayment for long-term investments		495	1,942
Advertising prepayment		—	3,936
Prepayment to outsource service providers		—	1,730
Prepayment for license fee		—	1,872
Others		1,210	1,761

		$5,693	$16,104

Property and equipment, net:
Computers and equipment		$74,843	$89,069
Leasehold improvements		4,340	4,944
Furniture and fixtures		1,490	2,052
Others		392	730

		81,065	96,795
Less: Accumulated depreciation		(45,363)	(65,921)

		$35,702	$30,874

Accrued liabilities*:
Payroll and welfare		$7,336	$19,686
Amounts owed on option/share repurchase		12,073	1,203
Content fees (including amounts due to related parties of $486 and nil as of December 31, 2013 and 2014)		572	1,005
Marketing expenses (including amounts due to related parties of $3,021 and 5,786 as of December 31, 2013 and 2014)		11,288	19,806
Internet connection costs		1,591	6,834
Employee payroll withholding taxes		3,950	3,547
Sales rebates		7,007	14,126
Advertisement production costs		2,774	—
Professional fees		912	3,138
Revenue share		3,097	3,057
VAT and other tax payable		702	6,629
Payable to other service providers		1,800	1,074
Payable to outsourced service providers		671	1,375
Others		2,641	5,998

		$56,414	$87,478

* Include amounts due to third parties, employees and related parties.